Subsequent events	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Subsequent events

34 Subsequent events

a)	As disclosed in Note 24.1 (viii), on February 7, 2024, the Agreement between Braskem, the Federation of Fishermen of the State of Alagoas, the National Confederation of Fishermen and Aquaculturists, and the Federal Public Defender’s Office was approved for the payment of indemnification to fishermen and shellfish collectors temporary affected by restricted traffic of vessels in Mundaú Lagoon, in the perimeter determined by the Port Authority of Alagoas, for safety reasons. The agreement envisages the payment by Braskem the equivalent of three minimum wages to up to 1,870 professionals who are registered in the Ministry of Fishing and Agriculture and can provide evidence of their work in the region. The amount has been included in the provision for the year ended December 31, 2023. The approval led to dismissal of said ACP with substantive examination.
b)	In March 2024, as disclosed in Note 24.1 (iv), Alagoas State Public Defender’s Office filed a Public-interest civil action against the Company, seeking, among other claims, to challenge clause 69 of the Agreement for Socio-environmental Reparation (payment of R$ 150 for collective moral damages) alleging that there were facts after the date of the agreement that would give rise to additional damages. DPE attributes to the lawsuit the amount of R$150, and based on such allegation, it requests, as a preliminary measure: (i) the suspension of clause 58, second paragraph, of the Agreement for Socio-environmental Reparation, in order to rule out the possibility of reversion of the area to the benefit of Braskem; and (ii) the imposition of inalienability to the PCF area until the final and unappealable decision on the merits of the claim, considering the need for the assets acquired by the Financial Compensation Program not to be subject to any disposal, nor subject to seizure.
c)	On February 7, 2024, the Attorney General of the State of São Paulo (“PGE”) published the Resolution 6/24 regulating the “Paulista Agreement”, program created with the enacted of Law 17,843 which allows the regularization of ICMS debts with discounts on interest, fines and attorney fees. On March 17, 2024, PGE accepted the Company's request to include two legal proceedings in this program, reducing the amount to be paid from R$ 346 to R$ 66 and authorizing its payment in 120 monthly installments, from April 2024 to March 2034. On December 31, 2023, the related provisions with respect to these claims was R$ 346.
d)	In March 2024, the Company met the criteria to classify its investment in the subsidiary Cetrel as a non-current asset held for sale. Cetrel provides environmental solutions in water, effluents and reuse, incineration of hazardous industrial waste, management and remediation of contaminated areas, environmental monitoring, and environmental data management. Management is evaluating to sell part of its shares in Cetrel, aiming to enhance its potential growth as long the operational safety conditions of the Petrochemical Complex in Camaçari - Bahia are maintained. The carrying amount of Cetrel in December 2023 is R$383.